Loans Payable (Secured Convertible Promissory Note) (Details) - Convertible Debt - Secured Convertible Note $ / shares in Units, $ in Thousands	Jul. 08, 2016 USD ($) $ / shares
Debt Instrument [Line Items]
Debt instrument, face amount | $	$ 3,000
Interest rate	12.00%
Conversion price (USD per share) | $ / shares	$ 5.20